Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,007,062,500.00
Total Fee Amount	261,614.44
Total Offset Amount	0.00
Net Fee	$ 261,614.44
Offering Table N/A
Offset Table N/A	N/A